Stock-Based Compensation - Schedule of Service-based awards (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Service-based RSAs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Beginning Balance	8,855,744
Weighted Average Grant-Date Fair Value, Beginning Balance	$ 6.84
Number of Shares, Granted	1,313,925	10,310,115	0
Weighted Average Grant-Date Fair Value, Granted	$ 15.44
Number of Shares, Vested	(4,464,307)
Weighted Average Grant-Date Fair Value, Vested	$ 6.89
Number of Shares, Forfeited	(807,468)
Weighted Average Grant-Date Fair Value, Forfeited	$ 6.86
Number of Shares, Ending Balance	4,897,894	8,855,744
Weighted Average Grant-Date Fair Value, Ending Balance	$ 9.14	$ 6.84
Service-based RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Granted	155,213	922,552	212,189
Weighted Average Grant-Date Fair Value, Granted	$ 19.30
Number of Shares, Ending Balance	155,213
Weighted Average Grant-Date Fair Value, Ending Balance	$ 19.30